Note 13 - Government Grants and Subsidy (Details Textual) - CAD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Government grants	$ 113,721	$ 223,326
Government grants receivable	110,000	$ 0
Proceeds from canada emergency wage subsidy	6,145
Proceeds from Canada emergency rent subsidy	$ 7,500
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Minimum threshold for the revenue of a period of three years for a grant liability to occur	15.00%